Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Government grants		$ 68,008
Payroll payable	[1]	760,239	48,721
Professional fee		230,467	232,000
Others	[2]	138,228	37,067
Total accrued expenses and other liabilities		$ 1,196,942	$ 317,788

[1]	Payroll payable included a discretionary bonus payable to directors of the Company, comprising $256,410 payable to Mr. Siu Fung Tang, $256,410 payable to Mr. Chi Chuen Lai, and $128,206 payable to Ms. Sin Yi Cheng. In addition, the balance also included accrued payroll and employee benefit plan contributions of $119,213 as of September 30, 2025.
[2]	Others primarily represented US$102,769 due to QBS Group Limited, which ceased to be a related party effective May 29, 2025. The amount was unsecured, non-interest bearing and repayable on demand. As of the date these financial statements were issued, the balance has not been settled.